Reserves (Details 2) - AUD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016
Options Over Fully Paid Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
No of shares		8,424,157	56,002,894		7,425,532
No of shares, value		$ 156,392	$ 136,784		$ 285,600
No of shares
No of shares	[1]
Right issue [Member]
Disclosure of classes of share capital [line items]
Date		Mar. 15, 2018	Jul. 07, 2016
Details		Issue of options- Free-attaching 3 options for every 5 new shares as a part of the capital raise	Right issue
No of shares		7,897,647	18,045,512	[2]
Issue price
No of shares, value
Right issue [Member]
Disclosure of classes of share capital [line items]
Date		Mar. 15, 2018	Jul. 07, 2016
Details		Issue of options - Broker shares as part of placement fee	Right issue
No of shares		526,510	3,275,466
Issue price		$ 0.3
No of shares, value		$ 156,392
Right issue [Member]
Disclosure of classes of share capital [line items]
Date			Sep. 29, 2016
Details			Right issue to oversubscribes and private placement
No of shares			3,968,916
Right issue [Member]
Disclosure of classes of share capital [line items]
Date			Dec. 09, 2016
Details			Unlisted options in lieu of services
No of shares			200,000
Issue price			$ 0.143
No of shares, value			$ 28,620
Right issue [Member]
Disclosure of classes of share capital [line items]
Date			Jun. 09, 2017
Details			Options issued to cover equivalent of 610,000 warrants on issue with NASDAQ
No of shares			24,400,000
Issue price			$ 0.00033
No of shares, value			$ 8,101
Right issue [Member]
Disclosure of classes of share capital [line items]
Date			Jun. 09, 2017
Details			Options issued to cover equivalent of 35,075 warrants on issue with NASDAQ
No of shares			1,403,000
Issue price			$ 0.00033
No of shares, value			$ 463
Right issue [Member]
Disclosure of classes of share capital [line items]
Date			Jun. 13, 2017
Details			Options issued to cover equivalent of 91,500 warrants on issue with NASDAQ
No of shares			3,660,000
Issue price			$ 0.00033
No of shares, value			$ 1,215
Right issue [Member]
Disclosure of classes of share capital [line items]
Date			Jun. 22, 2017
Details			Unlisted options in lieu of services
No of shares			1,050,000
Issue price			$ 0.094
No of shares, value			$ 98,385
Right issue [Member]
Disclosure of classes of share capital [line items]
Date					Nov. 27, 2015
Details					Issue of Unlisted Options in lieu of cash payment for additional services as per Resolution 5A - 5D of the AGM held on 25 Nov 2015
No of shares					6,000,000
No of shares, value					$ 1,606,275
Right issue [Member]
Disclosure of classes of share capital [line items]
Date					Feb. 18, 2016
Details					Issue in accordance with executed funding agreement with a New York based Investment fund provider announced to the ASX on 17 Feb 2016
No of shares					1,000,000
Issue price					$ 0.186
No of shares, value					$ 185,600
Right issue [Member]
Disclosure of classes of share capital [line items]
Date					May 31, 2016
Details					Issue of Unlisted Options in lieu of cash payment for services received
No of shares					425,532
Issue price					$ 0.235
No of shares, value					$ 100,000

[1]	On 9 December 2016, the Company issued 1 million options exercisable at A$0.50 per option expiring on April 1, 2017 to an employee under the Company's ESOP following the successful completion of the related milestone pertaining to a minimum recruitment of 100 patients into the Company's NASH Phase 2 clinical trial.
[2]	As of 30 June 2016, the Company was committed to issue 18,045,512 options in relation to the A$4,511,378 received in capital raising. These options were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these options were issued to Grandlodge on the same terms and conditions as all other subscribers.